Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2024
Key Management Personnel Disclosures [Abstract]
Key Management Personnel Disclosures
33.	KEY MANAGEMENT PERSONNEL DISCLOSURES

a)	Key management personnel compensation

	2024 $	2023 $
Short-term employee benefits	296,978	104,574
	296,978	104,574
b)	Equity instrument disclosures relating to key management personnel

During the year ended 30 June 2024, a total of 955,000 RSU’s were issued to Key management personnel (subject to vesting conditions (refer note 25)).

During the year ended 30 June 2024, a total of 50,765 shares were issued to directors and key management personnel of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024 (refer note 24).

During the year ended 30 June 2023 no equity instruments were issued to Key management personnel.